Commitments (Aggregate Minimum Annual Rentals Under Non-Cancelable Leases) (Details)	12 Months Ended
Jan. 31, 2014
Minimum [Member]
Commitments [Line Items]
Commitment On Lease Years	4
Maximum [Member]
Commitments [Line Items]
Commitment On Lease Years	40